Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31 2016 $	December 31 2015 $
Interest including interest rate swaps	19,957	17,484
Voyage and vessel expenses	9,311	9,315
Payroll and benefits	3,355	5,431
Other general expenses	3,069	2,785
Income tax payable and other	189	2,441
Total	35,881	37,456